Document and Entity Information	Oct. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2026
Entity File Number	333-132315-07
Entity Registrant Name	SLM STUDENT LOAN TRUST 2006-7
Entity Central Index Key	0001370218
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	57-1176559
Entity Address, Address Line One	c/o Deutsche Bank Trust Company Americas
Entity Address, Address Line Two	60 Wall Street, 60th Floor
Entity Address, Address Line Three	Mail Stop NYC60-2606
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	703
Local Phone Number	984-6890
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false